Stockholders' Equity / (Deficit) - Summary of Options Under Employee Stock Option Plan (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares Outstanding, Beginning Balance	16,667
Number of Shares Outstanding, Granted	280,000
Number of Shares Outstanding, Ending Balance	296,667	16,667
Number of Shares, Options Vested and Exercisable, Ending Balance	296,667
Weighted Average Exercise Price, Beginning Balance	$ 28.20
Weighted Average Exercise Price, Granted	7.20
Weighted Average Exercise Price, Ending Balance	8.38	$ 28.20
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 8.38
Total Intrinsic Value, Beginning Balance
Total Intrinsic Value, Ending Balance	322,000
Total Intrinsic Value Options Vested and Exercisable, Ending Balance	$ 322,000
Weighted Average Remaining Contractual Life (in Years), Beginning Balance	8 years 1 month 6 days
Weighted Average Remaining Contractual Life (in Years), Granted	4 years 8 months 12 days
Weighted Average Remaining Contractual Life (in Years), Ending Balance	4 years 10 months 25 days
Weighted Average Remaining Contractual Life (in Years) Options vested and Exercisable, Ending Balance	4 years 10 months 25 days
Stock Options [Member]
Number of Shares Outstanding, Beginning Balance	16,667	16,667
Number of Shares Outstanding, Granted			16,667
Number of Shares Outstanding, Ending Balance		16,667	16,667
Number of Shares, Options Vested and Exercisable, Ending Balance		16,667
Weighted Average Exercise Price, Beginning Balance	$ 28.20	$ 28.20
Weighted Average Exercise Price, Granted			28.20
Weighted Average Exercise Price, Ending Balance		28.20	$ 28.20
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance		$ 28.20
Total Intrinsic Value, Beginning Balance
Total Intrinsic Value, Ending Balance
Total Intrinsic Value Options Vested and Exercisable, Ending Balance
Weighted Average Remaining Contractual Life (in Years), Beginning Balance		9 years 1 month 6 days	0 years
Weighted Average Remaining Contractual Life (in Years), Granted			9 years 1 month 6 days
Weighted Average Remaining Contractual Life (in Years), Ending Balance		8 years 1 month 6 days	9 years 1 month 6 days
Weighted Average Remaining Contractual Life (in Years) Options vested and Exercisable, Ending Balance		8 years 1 month 6 days